Visualix Acquisition - Assets Acquired (Details) - Visualix Asset Purchase Agreement $ in Thousands	Apr. 23, 2021 USD ($)
Assets acquired:
Total purchase price	$ 490
Developed Technology
Assets acquired:
Total purchase price	429
Non-compete Agreements
Assets acquired:
Total purchase price	$ 61